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                       UNITED STATES                       OMB APPROVAL
                                                   ---------------------------
             SECURITIES AND EXCHANGE COMMISSION     OMB Number:      3235-0456
APPENDIX I       Washington, D.C.  20549            Expires:   August 31, 2003
                                                    Estimated average burden
                        FORM 24F-2                  hours per response. . . .1
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             ANNUAL NOTICE OF SECURITIES SOLD
                  PURSUANT TO RULE 24F-2



Read instructions at end of Form before preparing Form. Please print or type.

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1. Name and address of issuer:
                                  VARIABLE INSURANCE FUNDS
                                  3435 STELZER ROAD
                                  COLUMBUS, OHIO 43219

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2.The name of each series or class of funds for which this Form is filed (if the
Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes:
                                                               [ X ]

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3. Investment Company Act File Number:                    811-08644

   Securities Act File Number:                            33-81800

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4(a). Last day of the fiscal year for which this notice is filed:

                                DECEMBER 31, 2003

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4(b). [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
      (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

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4(c). [  ] Check box if this is the last time the issuer will be filing this
      Form.

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

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5.    Calculation of registration fee:

       (i) Aggregate sale price of securities sold
           during the fiscal year pursuant to section 24(f):                 $0
                                                                  -------------

       (ii) Aggregate price of securities redeemed or
            repurchased during the fiscal year:                $0
                                                    -------------

       (iii) Aggregate price of securities redeemed
             or repurchased during any prior fiscal
             year ending no earlier than October 11,
             1995 that were not previously used to
             reduce registration fees payable to
             the Commission.                                   $0
                                                    -------------

       (iv) Total available redemption credits
            [Add items 5(ii) and 5(iii)]:                         -          $0
                                                                  -------------

       (v) Net Sales - If item 5(i) is greater
           than item 5(iv) [subtract Item 5(iv)
           from Item 5(i) ]                                                  $0
                                                                  -------------

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       (vi) Redemption credits available for use               $0
            in future years - if Item 5(i) is less  -------------
            than Item 5 (iv) [ subtract Item 5(iv)
            from Item 5(i)]:
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       (vii) Multiplier for determining registration fee
             (See Instruction C.9):                                   0.0001267
                                                                  -------------

       (viii) Registration fee due [multiply Item 5(v)
              by Item 5(vii):                                    =        $0.00
              (enter "0" if no fee is due):                       -------------

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6.    Prepaid shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
      __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

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7.    Interest due.-- if this Form is being filed more than
      90 days after the end of the issuers fiscal year
      (see Instruction D):
                                                                             $0
                                                                  -------------

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8.    Total of amount of the registration fee due plus any
      interest due [ Line 5(viii) plus line 7].

                                                                          $0.00
                                                                  =============

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

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9.    Date the registration fee and any interest payment was
      sent to the Commission's lockbox depository:

                        N/A
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                 Method of Delivery:
                                                 [   ]  Wire Transfer
                                                 [   ]  Mail or other means


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                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


      By (Signature and Title)*
                                   --------------------------------------------

                                   Adam S. Ness, Treasurer
                                   --------------------------------------------

         Date     03/09/04
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              * Please print the name and title of the signing officer below the signature.

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